INCOME FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2020
INCOME FROM CONTRACTS WITH CUSTOMERS
INCOME FROM CONTRACTS WITH CUSTOMERS

NOTE 28 – INCOME FROM CONTRACTS WITH CUSTOMERS

Below is the detail of the income and expenses for commissions and fees of contracts with customers for the years ended as of December 31, 2020,  2019 and 2018:

	December 31,		December 31,		December 31,
Income from commissions and fees	2020		2019		2018
Banking services fees	Ps.	2,823,411	Ps.	3,006,506	Ps.	2,718,482
Debit and credit card fees		1,298,251		1,364,244		1,187,716
Pension and severance fund management		1,158,524		1,129,391		987,323
Trust activities and portfolio management service		343,268		334,910		312,901
Bonded warehouse services		155,253		161,298		156,638
Commissions on transfers, checks and checkbooks		31,113		50,026		49,645
Office network services		17,493		24,618		30,220
Other commissions and fees		8,586		12,350		10,457
Total income from commissions and fees (*)	Ps.	5,835,899	Ps.	6,083,343	Ps.	5,453,382

(*) See note 31.6. to see income by country.

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2020		2019		2018
Banking services	Ps.	(404,414)	Ps.	(311,098)	Ps.	(307,191)
Sales and services commissions		(216,457)		(184,481)		(171,680)
Fees paid to pension funds sales forces		(74,752)		(94,285)		(75,130)
Information processing services of operators		(21,632)		(17,969)		(22,525)
Offices network services		(14,610)		(8,508)		(23,040)
Other		(10,611)		(11,658)		(14,197)
Total expenses from commissions and fees	Ps.	(742,476)		(627,999)		(613,763)
Net income from commissions and fees	Ps.	5,093,423	Ps.	5,455,344	Ps.	4,839,619

Below is the detail of the income and cost for goods and services for the years ended as of December 31, 2020,  2019 and 2018:

	December 31,		December 31,		December 31,
Income from sales of goods and services	2020		2019		2018
Energy and gas E&G	Ps.	4,509,551	Ps.	4,524,903	Ps.	3,411,674
Infrastructure		3,966,192		3,783,534		3,826,101
Hotels		139,782		366,835		332,749
Agribusiness		147,443		135,928		133,095
Others Services		225,996		205,813		239,801
Others operating income		155,825		139,575		182,594
Total income from sales of goods and services (*)	Ps.	9,144,789	Ps.	9,156,588	Ps.	8,126,014

(*) See note 31.6, to see income by country.

	December 31,		December 31,		December 31,
Costs and expenses of sales of goods and services	2020		2019		2018
Cost of sales of companies from non-financial sector	Ps.	(4,766,263)	Ps.	(5,041,089)	Ps.	(3,812,993)
Impairment losses on loans and other accounts receivable		(46,078)		(43,401)		(21,829)
Administrative and other expenses		(487,530)		(659,262)		(645,690)
Salaries and employee benefits		(538,463)		(555,038)		(499,750)
Amortization of intangible assets		(230,396)		(267,808)		(317,035)
Depreciation of tangible assets		(119,813)		(98,963)		(100,388)
Depreciation of right of use assets		(36,002)		(30,425)		—
Bonus plan payments		(28,722)		(36,300)		(34,503)
Expenses from commissions and fees		(26,884)		(30,885)		(32,876)
Donations expenses		(35,622)		(14,704)		(14,320)
Labor severances		(5,715)		(3,902)		(2,718)
Total costs and expenses of sales of goods and services	Ps.	(6,321,488)	Ps.	(6,781,777)	Ps.	(5,482,102)
Gross profit from sales of goods and services	Ps.	2,823,301	Ps.	2,374,811	Ps.	2,643,912